Contingencies and Commitments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Contingencies and Commitments

Note 35 Contingencies and Commitments

Services agreements

The total amount of the Company’s obligations with third parties relating to services agreements that cannot be terminated is detailed as follows:

Services agreements not to be terminated	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Within 1 year	79,375,436	89,490,342
Between 1 and 5 years	97,947,446	78,625,851
More than 5 years	–	5,911,139
Total	177,322,882	174,027,332

Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of December 31, 2023 is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	376,401,828	10,803,781
Between 1 and 5 years	942,784,763	5,952,153
More than 5 years	13,090,393	–
Total	1,332,276,984	16,755,934

Capital investment commitments

As of December 31, 2023 the Company had capital investment commitments related to Property, Plant and Equipment and Intangibles (software) for approximately ThCh$ 37,879,619.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries in Chile and abroad, including all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and US$ 15,000 for cases of foreign subsidiaries. Those losses contingencies for which an estimate cannot be made have been also considered.

Trials and claim

Company	Court	Description	Status	Estimated accrued loss contingency
Cervecera CCU Chile Ltda.	Court of Appeal	Invoice collection	Appeal of sentence	ThCh$ 35,700
Transportes CCU Ltda.	Court of Appeal	Invoice collection	Appeal of sentence	ThCh$ 30,457
Transportes CCU Ltda.	Court of Appeal	Compensation for damages	Appeal of sentence	ThCh$ 72,000
Compañía Industrial Cervecera S.A.	Court of Appeal	Administrative claims of several municipalities for advertising and publicity fees.	Proceeding in administrative or judicial stage	US$ 20,000 (ThCh$ 17,542)

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$ 325,331 and ThCh$ 496,302 as of December 31, 2023 and 2022, respectively (See Note 24 - Other provisions).

Tax processes

At the date of issue of these consolidated financial statements, there is no tax litigation that involves significant passive or taxes in claim different to mentioned in Note 25 - Income Tax.

Guarantees

As of December 31, 2023, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of stand-by and general security product of financing. The main terms of the indirect guarantees constituted are detailed below:

-	The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Investments II SpA. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 24, 2024
Banco Colpatria	US$ 4,000,000	July 19, 2024
Banco Colpatria	US$ 13,500,000	August 31, 2024
Banco Colpatria	US$ 4,289,340	September 6, 2024

-	The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile S.A. through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú	US$ 2,600,000	December 20, 2024

-	Additionally, the Company presents the following guarantees:

a)	Through private instrument dated May 20, 2021, the Company undertakes to maintain a direct or indirect shareholding that allows it to control its Uruguayan subsidiary Milotur S.A., until whichever happens first of: (i) a period of 3 years from the date of the aforementioned document or (ii) the fulfillment by Milotur S.A. of all its obligations under the credit agreement or agreements that have been signed by it with Citigroup Inc., or one of its agencies, subsidiaries or related companies, for a total amount of up to UYU 30,000,000 (Uruguayan pesos) and up to US$ 1,000,000 in its equivalent in other currencies.

b)	The Company, through a private notarized document dated July 28, 2017, is required to maintain a direct or indirect participation of at least 50.1% of its subsidiary Compañía Pisquera de Chile S.A., allowing the Company to control its subsidiary during the period of validity of the bank loan with Banco del Estado de Chile for a total of
ThCh$ 16,000,000, maturing on July 27, 2027.